Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Other Current Assets Disclosure [Text Block]

At December 31, 2015 and 2014, prepaid expenses and other current assets consisted of the following:

	2015	2014

Available for sale financial assets(1)	$271.952	$168.062
Insurance recoveries	220.000	-
Income taxes receivable	131.396	238.317
Cost report receivable from Medicare and Medicaid	109.311	137.543
Other taxes receivable	69.684	80.163
Other deferred charges	63.210	58.315
Leases receivable	53.117	55.503
Prepaid rent	51.651	53.015
Receivables for supplier rebates	48.625	85.548
Payments on account	37.016	30.680
Derivatives	27.021	28.241
Prepaid insurance	21.848	21.290
Amounts due from managed locations	20.468	34.054
Deposit / Guarantee / Security	15.276	19.447
Other	234.140	316.391
Total prepaid expenses and other current assets	$1.374.715	$1.326.569

(1) The impact on the Consolidated Statements of Income and the Consolidated Statements of Shareholders' Equity is not material.

The item “Insurance recoveries” includes the recognized amount in relation to the NaturaLyte® and GranuFlo® agreement in principle, which partially offsets the accrued settlement amount recorded in Accrued Expenses and Other Current Liabilities (see Note 8). For further information, see Note 19 “Commitments and Contingencies – Commercial Litigation”.

The item “Other” in the table above primarily includes loans to customers